UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

FORM N-Q

NOVEMBER 30, 2012

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Education - 13.1%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Santa Cruz Montessori School, LOC-Comerica Bank	0.220%	1/1/37	$1,160,000	$1,160,000	(a)(b)
California EFA Revenue:
Leland Stanford Junior University	0.130%	10/1/22	500,000	500,000	(a)(b)
Leland Stanford Junior University, Refunding	0.130%	10/1/16	2,000,000	2,000,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue:
Jserra Catholic High School, LOC-Comercia Bank	0.180%	9/1/34	2,530,000	2,530,000	(a)(b)
Jserra Catholic High School, LOC-Wells Fargo Bank N.A.	0.130%	9/1/34	1,860,000	1,860,000	(a)(b)
Loyola High School District, LOC-First Republic Bank, FHLB	0.200%	12/1/35	8,100,000	8,100,000	(a)(b)
California MFA Revenue:
Gideon Hausner Jewish Day, LOC-U.S. Bank NA	0.180%	7/1/38	1,740,000	1,740,000	(a)(b)
Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.130%	8/1/20	2,400,000	2,400,000	(a)(b)
Trinity School, LOC-Comerica Bank	0.220%	6/1/37	2,545,000	2,545,000	(a)(b)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.130%	9/1/51	1,025,000	1,025,000	(a)(b)

Total Education				23,860,000

Finance - 0.4%
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.180%	4/1/39	690,000	690,000	(a)(b)

General Obligation - 9.2%
Antelope Valley, CA, Community College District, GO, TRAN	2.000%	10/15/13	2,000,000	2,027,220
California State, GO, LOC-Bank of Montreal	0.160%	5/1/33	8,700,000	8,700,000	(a)(b)
Corono-Norca, CA, USD, GO	2.000%	12/31/12	4,200,000	4,205,603
Irvine Ranch, CA, Water District, GO, LOC-Sumitomo Mitsui Banking	0.140%	1/1/21	1,500,000	1,500,000	(a)(b)
Roseville, CA, City School District, GO, TRAN	1.000%	9/24/13	400,000	401,930

Total General Obligation				16,834,753

Health Care - 16.4%
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West, LOC-Bank of Montreal	0.130%	3/1/47	100,000	100,000	(a)(b)
Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.180%	7/1/16	120,000	120,000	(a)(b)
Kaiser Permanente	0.150%	6/1/41	100,000	100,000	(a)(b)
St. Joseph Health Systems, LOC-Northern Trust Company	0.180%	7/1/41	4,400,000	4,400,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.180%	7/1/41	3,700,000	3,700,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue, Buck Institute for Age Research, LOC-U.S. Bank N.A.	0.150%	11/15/37	375,000	375,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.150%	4/1/36	5,500,000	5,500,000	(a)(b)
Kaiser Permanente	0.150%	4/1/38	2,100,000	2,100,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.160%	12/1/37	$8,800,000	$8,800,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.130%	4/1/33	3,900,000	3,900,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.150%	10/1/16	700,000	700,000	(a)(b)

Total Health Care				29,795,000

Housing: Multi-Family - 9.3%
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.270%	5/15/35	805,000	805,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, FHLMC, LIQ-FHLMC	0.200%	11/1/36	2,600,000	2,600,000	(a)(b)(c)
Kelvin Court LP, LIQ-FNMA	0.180%	6/15/51	1,000,000	1,000,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.190%	3/15/32	1,900,000	1,900,000	(a)(b)(c)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, FHLMC	0.180%	4/1/32	1,900,000	1,900,000	(a)(b)
Pasadena, CA, CDC, MFH Revenue, Holly Street Apartments, FNMA-Collateralized	0.200%	12/15/33	600,000	600,000	(a)(b)(c)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.210%	2/15/31	6,000,000	6,000,000	(a)(b)(c)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC	0.150%	9/1/28	2,045,000	2,045,000	(a)(b)

Total Housing: Multi-Family				16,850,000

Industrial Revenue - 5.4%
California Infrastructure & Economic Development Bank Revenue:
Los Angeles County Museum of Natural History Foundation, LOC-Wells Fargo Bank N.A.	0.140%	9/1/37	2,700,000	2,700,000	(a)(b)
Los Angeles County Museum of Natural History Foundation, LOC-Wells Fargo Bank N.A.	0.140%	9/1/37	100,000	100,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.150%	12/1/16	4,000,000	4,000,000	(a)(b)
California MFA Exempt Facilities Revenue, ExxonMobil Project	0.140%	12/1/29	100,000	100,000	(a)(b)(c)
California MFA Revenue, Chevron U.S.A. Inc. Recovery Zone Bonds	0.130%	11/1/35	1,800,000	1,800,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.150%	8/15/25	300,000	300,000	(a)(b)
Nonprofits Insurance Alliance, LOC-Comerica Bank	0.220%	9/1/20	895,000	895,000	(a)(b)

Total Industrial Revenue				9,895,000

Life Care Systems - 1.6%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.160%	10/1/34	2,925,000	2,925,000	(a)(b)

Pollution Control - 3.0%
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.240%	8/1/41	1,920,000	1,920,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.220%	10/1/37	1,525,000	1,525,000	(a)(b)(c)
Zanker Road Resource Management Inc., LOC-Comerica Bank	0.240%	3/1/26	2,000,000	2,000,000	(a)(b)(c)

Total Pollution Control				5,445,000

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Public Facilities - 5.9%
California Statewide CDA Revenue, Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.130%	6/1/27	$4,165,000	$4,165,000	(a)(b)
Puerto Rico Commonwealth, Public Improvement, AGM, LOC-Barclays Bank PLC	0.170%	7/1/20	6,600,000	6,600,000	(a)(b)

Total Public Facilities				10,765,000

Solid Waste/Resource Recovery - 13.0%
California State PCFA:
Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A.	0.220%	8/1/19	1,635,000	1,635,000	(a)(b)(c)
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.220%	5/1/21	1,645,000	1,645,000	(a)(b)(c)
California State PCFA, Solid Waste Disposal Revenue:
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.220%	10/1/38	7,275,000	7,275,000	(a)(b)(c)
Crown Disposal Co. Inc., LOC-Union Bank N.A.	0.190%	9/1/30	4,800,000	4,800,000	(a)(b)
Metropolitan Recycling LLC Project, LOC-Comerica Bank	0.240%	6/1/42	3,030,000	3,030,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.180%	6/1/40	1,915,000	1,915,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.240%	11/1/41	1,420,000	1,420,000	(a)(b)(c)
Zero Waste Energy Development Co. LLC Project, LOC-Comerica Bank	0.240%	6/1/42	2,000,000	2,000,000	(a)(b)(c)

Total Solid Waste/Resource Recovery				23,720,000

Transportation - 4.5%
Los Angeles County, CA, MTA, Sales Tax Revenue, SPA-JPMorgan Chase	0.160%	7/1/23	6,540,000	6,540,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-Barclays Bank PLC	0.150%	6/1/26	1,200,000	1,200,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.160%	4/1/36	500,000	500,000	(a)(b)

Total Transportation				8,240,000

Utilities - 5.9%
California State PCFA, PCR:
Pacific Gas & Electric, LOC-Bank One N.A.	0.140%	11/1/26	1,500,000	1,500,000	(a)(b)
Pacific Gas & Electric, LOC-JPMorgan Chase	0.140%	11/1/26	3,500,000	3,500,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue:
SPA-Banco Bilboa Vizcaya	0.150%	7/1/35	5,000,000	5,000,000	(a)(b)
Subordinated, SPA-Bank of America	0.140%	7/1/34	100,000	100,000	(a)(b)
Sacramento, CA, MUD, TECP, LOC-Barclays Bank PLC	0.210%	12/14/12	600,000	600,000

Total Utilities				10,700,000

Water & Sewer - 12.2%
Antelope Valley-East Kern, CA, Water Agency, COP, LOC-Wells Fargo Bank N.A.	0.130%	6/1/37	4,250,000	4,250,000	(a)(b)
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.130%	7/1/37	3,040,000	3,040,000	(a)(b)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.210%	8/1/37	1,000,000	1,000,000	(a)(b)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.140%	7/1/35	3,475,000	3,475,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - continued
Hillsborough, CA, COP, Water & Sewer Systems Projects, SPA-JPMorgan Chase	0.230%	6/1/35	$300,000	$300,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Royal Bank of Canada	0.120%	7/1/35	9,800,000	9,800,000	(a)(b)
Otay, CA, COP, Capital Projects, LOC-Union Bank N.A.	0.160%	9/1/26	300,000	300,000	(a)(b)

Total Water & Sewer				22,165,000

TOTAL INVESTMENTS - 99.9% (Cost - $181,884,753#)				181,884,753
Other Assets in Excess of Liabilities - 0.1%				98,439

TOTAL NET ASSETS - 100.0%				$181,983,192

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CDA	— Communities Development Authority
CDC	— Community Development Commission
COP	— Certificates of Participation
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2012

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	70.3%
F1	18.4
VMIG 1	7.7
SP-1	3.4
MIG 1	0.2

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$181,884,753	—	$181,884,753

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and

Notes to Schedule of Investments (unaudited) (continued)

liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2012, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 25, 2013